SCHEDULE OF ASSET RETIREMENT OBLIGATIONS (Details) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Balance, beginning of period	$ 1,303,751	$ 1,531,589	$ 1,531,589
Accretion expense	52,063	117,715
Disposition due to sale of property	(684,679)	(22,545)
Additions
Changes in estimates
Balance, end of period	671,135	1,626,759	1,303,751	$ 1,531,589
Reclamation obligations settled
White River Holdings Corp [Member]
Balance, beginning of period	$ 1,303,751	$ 1,531,589	1,531,589	294,800
Accretion expense			155,612	64,401
Reclamation obligations settled
Disposition due to sale of property			(383,450)
Additions				110,000
Changes in estimates				1,062,388
Balance, end of period			$ 1,303,751	$ 1,531,589